Capital World Growth and Income Fund®
Investment portfolio
August 31, 2025
unaudited

Common stocks 96.36% Information technology 21.37%	Shares	Value (000)
Broadcom, Inc.	19,613,532	$5,832,867
Taiwan Semiconductor Manufacturing Co., Ltd.	145,570,486	5,480,541
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	222,810	51,440
Microsoft Corp.	10,121,993	5,128,713
NVIDIA Corp.	19,640,065	3,420,906
Apple, Inc.	7,207,975	1,673,259
Micron Technology, Inc.	8,052,948	958,381
ASML Holding NV	1,181,861	877,942
ASML Holding NV (ADR)	103,398	76,786
International Business Machines Corp.	2,821,711	687,058
Oracle Corp.	2,563,945	579,785
Shopify, Inc., Class A, subordinate voting shares (a)	4,073,214	575,464
Tokyo Electron, Ltd.	3,571,550	487,544
MediaTek, Inc.	9,188,800	410,279
Synopsys, Inc. (a)	610,303	368,330
Texas Instruments, Inc.	1,208,173	244,631
Salesforce, Inc.	828,045	212,186
Lenovo Group Ltd.	144,842,000	203,957
KLA Corp.	228,788	199,503
Intel Corp. (a)	7,977,273	194,247
SAP SE	689,596	187,500
Accenture PLC, Class A	719,246	186,982
Allegro MicroSystems, Inc. (a)	5,926,903	182,845
Seagate Technology Holdings PLC	1,084,406	181,530
Constellation Software, Inc.	48,319	160,096
Capgemini SE	960,327	136,332
Cloudflare, Inc., Class A (a)	582,482	121,570
EPAM Systems, Inc. (a)	664,292	117,155
Elastic NV, non-registered shares (a)	789,436	67,149
Arista Networks, Inc. (a)	440,029	60,086
Applied Materials, Inc.	346,502	55,704
Fair Isaac Corp. (a)	30,650	46,638
Keyence Corp.	92,750	35,407
Advantech Co., Ltd.	2,461,389	27,598
Stripe, Inc., Class B (a)(b)(c)	192,531	6,835
		29,237,246
Financials 16.00%
Zurich Insurance Group AG	1,356,081	990,877
ING Groep NV	38,607,575	919,001
JPMorgan Chase & Co.	2,972,976	896,114
AXA SA	17,820,021	829,073
Chubb, Ltd.	2,841,868	781,713
Mastercard, Inc., Class A	1,279,984	761,962
BlackRock, Inc.	674,407	760,151
Citigroup, Inc.	7,464,023	720,801
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Capital One Financial Corp.	3,055,187	$694,200
NatWest Group PLC	95,716,658	662,206
Aviva PLC	70,097,815	617,781
Apollo Asset Management, Inc.	4,531,120	617,274
Blackstone, Inc.	3,216,248	551,265
American Express Co.	1,500,398	497,052
Arthur J. Gallagher & Co.	1,544,255	467,523
Bank of America Corp.	8,300,510	421,168
Visa, Inc., Class A	1,195,680	420,616
HSBC Holdings PLC (GBP denominated)	23,488,111	300,999
HSBC Holdings PLC (HKD denominated)	8,922,400	113,565
UniCredit SpA	5,314,330	411,289
Wells Fargo & Co.	4,992,260	410,264
Marsh & McLennan Cos., Inc.	1,787,120	367,807
HDFC Life Insurance Co., Ltd.	40,382,630	353,330
3i Group PLC	6,364,348	345,837
Aon PLC, Class A	870,903	319,621
Banco Bilbao Vizcaya Argentaria, SA	16,491,096	298,634
Mizuho Financial Group, Inc.	9,098,400	297,656
Ares Management Corp., Class A	1,637,926	293,516
Blue Owl Capital, Inc., Class A	15,749,297	291,677
Partners Group Holding AG	209,428	287,665
Israel Discount Bank, Ltd., Class A	28,679,760	284,539
CVC Capital Partners PLC	13,988,955	281,863
Postal Savings Bank of China Co., Ltd., Class H	382,118,000	265,285
BNP Paribas SA	2,875,627	258,265
Progressive Corp.	1,009,268	249,350
AIA Group, Ltd.	24,585,400	232,652
Munchener Ruckversicherungs-Gesellschaft AG	358,437	228,649
Erste Group Bank AG	2,323,905	220,849
KB Financial Group, Inc.	2,741,020	212,944
Morgan Stanley	1,391,038	209,323
FinecoBank SpA	9,448,604	207,753
Ping An Insurance (Group) Co. of China, Ltd., Class H	27,455,500	198,542
Danske Bank AS	4,802,463	197,047
Brookfield Asset Management, Ltd., Class A (CAD denominated) (d)	3,059,513	184,126
Nu Holdings, Ltd., Class A (a)	12,000,586	177,609
DBS Group Holdings, Ltd.	4,481,553	176,637
Svenska Handelsbanken AB, Class A	13,255,719	170,497
CaixaBank, SA, non-registered shares	17,042,925	169,962
China Merchants Bank Co., Ltd., Class A	17,381,481	104,593
China Merchants Bank Co., Ltd., Class H	7,935,306	48,813
TPG, Inc., Class A	2,438,149	147,142
Brown & Brown, Inc.	1,507,741	146,176
HDFC Bank, Ltd.	9,384,870	101,138
HDFC Bank, Ltd. (ADR)	559,687	39,827
KKR & Co., Inc.	883,005	123,170
American International Group, Inc.	1,514,009	123,119
B3 SA - Brasil, Bolsa, Balcao	50,486,367	120,865
Skandinaviska Enskilda Banken AB, Class A	6,354,472	117,626
National Bank of Canada	999,387	105,051
Bank Central Asia Tbk PT	200,796,700	98,285
Banco Comercial Portugues, SA	113,695,245	96,276
Sumitomo Mitsui Financial Group, Inc.	3,325,100	90,032
IG Group Holdings PLC	5,291,497	80,810
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Federal Home Loan Mortgage Corp. (a)(d)	8,288,024	$78,322
Fannie Mae (a)(d)	6,746,292	76,166
Credicorp, Ltd.	250,651	64,467
Abu Dhabi Islamic Bank PJSC	11,060,000	64,177
Goldman Sachs Group, Inc.	84,168	62,726
Bank Hapoalim BM	3,070,357	60,124
Fiserv, Inc. (a)	403,347	55,735
Fidelity National Information Services, Inc.	773,214	53,978
Macquarie Group, Ltd.	332,707	48,861
XP, Inc., Class A	2,597,800	47,124
BPER Banca SpA	4,378,356	45,608
LPL Financial Holdings, Inc.	111,806	40,751
Societe Generale	468,156	28,845
Sberbank of Russia PJSC (b)	182,070,644	— (e)
		21,896,336
Industrials 15.88%
General Electric Co.	6,877,994	1,892,824
BAE Systems PLC	61,442,814	1,460,310
Airbus SE, non-registered shares	6,300,809	1,321,052
Siemens AG	4,282,928	1,185,845
RTX Corp.	7,353,156	1,166,211
Leonardo SpA	17,494,642	997,053
TransDigm Group, Inc.	678,006	948,449
Deere & Co.	1,608,979	770,122
Melrose Industries PLC (f)	90,563,215	720,111
Volvo AB, Class B	21,753,840	669,091
Carrier Global Corp.	9,658,064	629,706
Ryanair Holdings PLC (ADR)	9,755,471	619,180
United Rentals, Inc.	632,473	604,859
Compagnie de Saint-Gobain SA, non-registered shares	5,450,152	588,410
Safran SA	1,501,629	497,242
Hitachi, Ltd.	16,160,900	435,395
Rolls-Royce Holdings PLC	30,074,690	434,613
Deutsche Post AG	9,192,284	418,529
Ingersoll-Rand, Inc.	5,009,304	397,889
Mitsui & Co., Ltd.	17,266,700	397,750
RELX PLC	8,039,493	374,941
L3Harris Technologies, Inc.	1,349,305	374,594
Lockheed Martin Corp.	696,016	317,126
Techtronic Industries Co., Ltd.	24,344,000	311,901
Parker-Hannifin Corp.	406,652	308,791
Siemens Energy AG (a)	2,738,776	290,722
Bureau Veritas SA	8,808,579	265,632
Recruit Holdings Co., Ltd.	4,492,384	256,023
MTU Aero Engines AG	570,338	254,778
Prysmian SpA	2,617,645	229,097
Core & Main, Inc., Class A (a)	3,321,748	214,984
Saab AB, Class B	3,494,335	198,170
ITOCHU Corp.	3,383,400	191,724
International Consolidated Airlines Group SA (CDI)	36,100,536	186,603
GE Vernova, Inc.	299,921	183,843
Comfort Systems USA, Inc.	203,802	143,350
XPO, Inc. (a)	1,071,420	138,963
Crane Co.	674,681	125,018
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	543,586	$121,530
Bunzl PLC	2,924,630	98,963
FTAI Aviation, Ltd.	639,776	98,430
AMETEK, Inc.	522,823	96,618
Weir Group PLC (The)	2,752,195	91,701
Randstad NV, non-registered shares	1,906,908	90,176
Bombardier, Inc., Class B (a)	667,141	77,996
SECOM Co., Ltd.	1,841,000	68,164
Boeing Co. (The) (a)	270,762	63,542
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	2,428,371	58,400
Woodward, Inc.	226,426	55,887
Diploma PLC	759,881	55,532
Howmet Aerospace, Inc.	291,007	50,664
PACCAR, Inc.	481,940	48,184
Ferguson Enterprises, Inc.	187,877	43,428
Valmet OYJ	1,207,839	41,954
FedEx Corp.	95,817	22,140
Marubeni Corp.	898,200	20,415
		21,724,625
Consumer discretionary 9.36%
Amazon.com, Inc. (a)	10,435,954	2,389,834
Las Vegas Sands Corp.	17,140,663	987,816
Starbucks Corp.	10,509,258	926,811
Flutter Entertainment PLC (a)	2,997,322	920,687
Trip.com Group, Ltd. (ADR)	5,544,974	408,942
Trip.com Group, Ltd.	5,267,748	390,279
Tesla, Inc. (a)	2,292,015	765,235
Royal Caribbean Cruises, Ltd.	2,105,820	764,876
Compagnie Financiere Richemont SA, Class A	3,435,634	601,248
NEXT PLC	3,315,548	535,924
Industria de Diseno Textil, SA	9,670,588	477,275
MercadoLibre, Inc. (a)	180,135	445,458
Home Depot, Inc.	1,014,377	412,618
Booking Holdings, Inc.	60,345	337,875
LVMH Moet Hennessy-Louis Vuitton SE	513,580	302,623
Chipotle Mexican Grill, Inc. (a)	6,122,084	257,985
Moncler SpA	4,129,302	239,836
Hermes International	78,586	192,104
Marriott International, Inc., Class A	608,412	162,969
D.R. Horton, Inc.	820,639	139,082
Aristocrat Leisure, Ltd.	2,632,426	125,136
Restaurant Brands International, Inc. (CAD denominated)	1,924,544	121,875
Hyundai Motor Co.	738,769	116,678
Dollarama, Inc.	813,912	110,979
InterContinental Hotels Group PLC	883,167	107,188
Compagnie Generale des Etablissements Michelin	2,686,098	97,152
Ferrari NV (EUR denominated)	193,177	92,114
Midea Group Co., Ltd., Class A	8,246,750	89,488
Suzuki Motor Corp.	6,484,700	85,593
Accor SA	1,219,347	60,379
Compass Group PLC	1,591,132	54,097
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
adidas AG	255,176	$49,746
BYD Co., Ltd., Class H	2,785,643	40,502
		12,810,404
Communication services 8.84%
Alphabet, Inc., Class C	6,551,129	1,398,863
Alphabet, Inc., Class A	6,182,878	1,316,396
Meta Platforms, Inc., Class A	3,105,145	2,293,771
SoftBank Group Corp.	10,868,708	1,176,892
Netflix, Inc. (a)	760,771	919,202
Publicis Groupe SA	7,220,510	665,404
Singapore Telecommunications, Ltd.	150,617,329	506,061
AT&T, Inc.	16,220,900	475,110
Deutsche Telekom AG	12,764,509	466,853
NetEase, Inc.	14,568,175	398,320
NetEase, Inc. (ADR)	335,835	45,737
Bharti Airtel, Ltd.	15,543,185	332,672
Bharti Airtel, Ltd., interim shares	744,245	12,186
Orange	20,697,510	337,045
SoftBank Corp.	211,437,970	326,459
Universal Music Group NV	11,393,825	322,101
Tencent Holdings, Ltd.	3,995,000	308,928
Comcast Corp., Class A	6,801,053	231,032
Nintendo Co., Ltd.	2,263,500	202,278
Spotify Technology SA (a)	255,214	174,025
Omnicom Group, Inc.	1,286,758	100,792
Walt Disney Co. (The)	717,584	84,948
		12,095,075
Health care 7.28%
Eli Lilly and Co.	2,591,527	1,898,501
Abbott Laboratories	8,264,339	1,096,347
Vertex Pharmaceuticals, Inc. (a)	2,346,767	917,633
Gilead Sciences, Inc.	5,548,215	626,782
Novo Nordisk AS, Class B	11,013,748	621,659
Stryker Corp.	1,490,343	583,335
UnitedHealth Group, Inc.	1,854,930	574,787
Sanofi	5,441,193	540,621
Medtronic PLC	5,124,192	475,576
Takeda Pharmaceutical Co., Ltd. (d)	12,858,491	387,188
Amgen, Inc.	991,608	285,295
Thermo Fisher Scientific, Inc.	499,595	246,160
Insulet Corp. (a)	724,240	246,155
Daiichi Sankyo Co., Ltd.	10,223,100	243,959
EssilorLuxottica SA	759,367	231,336
Cigna Group (The)	427,349	128,576
GE HealthCare Technologies, Inc.	1,447,189	106,701
BioMarin Pharmaceutical, Inc. (a)	1,691,997	98,593
Molina Healthcare, Inc. (a)	521,919	94,379
CVS Health Corp.	1,258,708	92,074
AstraZeneca PLC	516,095	82,506
Haleon PLC	16,166,022	79,488
Lonza Group AG	109,225	77,501
Boston Scientific Corp. (a)	705,917	74,474
Rede D’Or Sao Luiz SA	8,385,583	60,875
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Chugai Pharmaceutical Co., Ltd.	1,133,900	$50,185
Fresenius SE & Co. KGaA	675,746	36,683
agilon health, Inc. (a)	8,007,033	10,249
		9,967,618
Consumer staples 5.70%
Philip Morris International, Inc.	18,157,308	3,034,631
British American Tobacco PLC	16,343,288	927,035
Imperial Brands PLC	20,419,312	862,156
Nestle SA	8,146,950	767,464
Kroger Co.	4,334,384	294,044
JBS NV (BDR) (a)	15,995,964	257,441
Ocado Group PLC (a)(f)	53,616,025	244,225
Ajinomoto Co., Inc.	8,275,700	223,709
Danone SA	1,820,192	151,560
Costco Wholesale Corp.	158,881	149,876
Sysco Corp.	1,618,737	130,260
Kweichow Moutai Co., Ltd., Class A	597,353	123,966
Bunge Global SA	1,196,075	100,733
Procter & Gamble Co.	539,428	84,712
US Foods Holding Corp. (a)	955,124	74,118
Suntory Beverage & Food, Ltd.	2,105,400	65,194
L’Oreal SA, non-registered shares	135,691	63,159
Arca Continental, SAB de CV	6,091,559	62,134
Loblaw Cos., Ltd.	1,393,712	56,921
Coca-Cola Co.	738,224	50,930
Keurig Dr Pepper, Inc.	1,323,426	38,498
Altria Group, Inc.	464,005	31,186
		7,793,952
Materials 5.51%
Freeport-McMoRan, Inc.	27,832,564	1,235,766
Linde PLC	1,869,195	894,017
Vale SA, ordinary nominative shares	64,450,581	660,453
Vale SA (ADR), ordinary nominative shares	9,999,903	102,799
Heidelberg Materials AG, non-registered shares	2,673,636	633,740
Rio Tinto PLC	7,599,856	474,825
First Quantum Minerals, Ltd. (a)	24,725,850	433,357
Air Products and Chemicals, Inc.	1,265,452	372,182
Ivanhoe Mines, Ltd., Class A (a)	40,176,619	355,149
Corteva, Inc.	4,637,877	344,084
Glencore PLC	65,806,554	260,066
Nippon Steel Corp.	10,456,300	221,447
Air Liquide SA	1,030,718	212,660
Smurfit Westrock PLC	4,252,599	201,403
Agnico Eagle Mines, Ltd.	1,203,821	173,567
Antofagasta PLC	4,938,938	143,115
Dow, Inc.	5,639,778	138,908
Grupo Mexico, SAB de CV, Series B	17,242,200	113,027
Southern Copper Corp.	1,033,085	99,269
CRH PLC	712,340	80,459
Lundin Mining Corp.	6,666,610	77,134
Anglogold Ashanti PLC	1,292,733	73,246
Franco-Nevada Corp.	382,921	72,123
Akzo Nobel NV	1,039,546	71,619
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Shin-Etsu Chemical Co., Ltd.	2,049,718	$63,501
Evonik Industries AG	1,361,353	26,316
		7,534,232
Energy 4.12%
Shell PLC (GBP denominated)	30,104,459	1,107,310
Shell PLC (EUR denominated)	931,069	34,454
Shell PLC (ADR)	14,207	1,050
EOG Resources, Inc.	8,478,631	1,058,303
Cameco Corp. (CAD denominated)	8,676,867	671,228
Cameco Corp.	2,648,229	204,946
Canadian Natural Resources, Ltd. (CAD denominated)	22,514,050	712,954
TC Energy Corp. (CAD denominated)	10,316,819	537,269
BP PLC	43,408,522	254,753
Baker Hughes Co., Class A	5,490,949	249,289
Suncor Energy, Inc.	4,681,198	193,506
Tourmaline Oil Corp.	4,449,853	188,965
ConocoPhillips	1,511,403	149,584
Neste OYJ	5,797,118	106,476
Expand Energy Corp.	861,860	83,411
Schlumberger NV	1,400,201	51,583
ADNOC Drilling Co. PJSC	25,231,000	37,830
		5,642,911
Utilities 1.58%
E.ON SE	17,006,040	303,238
Iberdrola, SA, non-registered shares	15,613,010	293,626
Pinnacle West Capital Corp.	2,493,336	222,804
NextEra Energy, Inc.	2,647,398	190,745
Constellation Energy Corp.	613,574	188,969
Engie SA	5,650,629	116,932
Engie SA, bonus shares	3,461,615	71,634
Dominion Energy, Inc.	2,706,093	162,095
Duke Energy Corp.	1,289,870	157,996
Southern Co. (The)	1,200,000	110,760
DTE Energy Co.	754,912	103,159
National Grid PLC	6,995,930	98,392
FirstEnergy Corp.	1,580,597	68,946
Public Service Enterprise Group, Inc.	829,743	68,313
		2,157,609
Real estate 0.72%
Prologis, Inc. REIT	2,974,947	338,489
China Resources Mixc Lifestyle Services, Ltd.	63,667,314	314,976
Simon Property Group, Inc. REIT	506,002	91,414
VICI Properties, Inc. REIT	2,672,105	90,264
UDR, Inc. REIT	2,177,450	86,162
Longfor Group Holdings, Ltd.	44,492,340	60,271
		981,576
Total common stocks (cost: $76,414,002,000)		131,841,584
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Preferred securities 0.30% Financials 0.30%	Shares	Value (000)
Itau Unibanco Holding SA, preferred nominative shares	22,307,248	$158,361
Itau Unibanco Holding SA (ADR), preferred nominative shares	14,518,110	103,659
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	4,647,155	78,769
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	51,600	832
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(d)	4,633,998	73,412
		415,033
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)(c)	82,866	2,942
Total preferred securities (cost: $349,286,000)		417,975
Bonds, notes & other debt instruments 0.07% Corporate bonds, notes & loans 0.04% Financials 0.02%	Principal amount (000)
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041) (g)	USD42,024	30,477
Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	23,283	22,837
Energy 0.00%
ONEOK, Inc. 2.20% 9/15/2025	2,141	2,139
Total corporate bonds, notes & loans		55,453
Bonds & notes of governments & government agencies outside the U.S. 0.03% Brazil 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL220,000	38,747
Total bonds & notes of governments & government agencies outside the U.S.		38,747
Total bonds, notes & other debt instruments (cost: $102,348,000)		94,200
Short-term securities 3.16% Money market investments 3.10%	Shares
Capital Group Central Cash Fund 4.29% (f)(h)	42,462,192	4,246,644
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 4.29% (f)(h)(i)	157,134	15,715
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.15% (h)(i)	10,500,000	10,500
Fidelity Investments Money Market Government Portfolio, Class I 4.21% (h)(i)	9,700,000	9,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.19% (h)(i)	9,000,000	9,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.21% (h)(i)	8,501,543	8,501
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.18% (h)(i)	6,000,000	6,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.18% (h)(i)	6,000,000	6,000
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (h)(i)	5,200,000	$5,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.24% (h)(i)	4,500,000	4,500
		75,116
Total short-term securities (cost: $4,320,994,000)		4,321,760
Total investment securities 99.89% (cost: $81,186,630,000)		136,675,519
Other assets less liabilities 0.11%		151,069
Net assets 100.00%		$136,826,588
Investments in affiliates (f)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.71%
Industrials 0.53%
Melrose Industries PLC	$754,210	$—	$79,364	$(17,555)	$62,820	$720,111	$8,029
Consumer staples 0.18%
Ocado Group PLC (a)	212,176	4,341	1,405	115	28,998	244,225	—
Total common stocks						964,336
Short-term securities 3.11%
Money market investments 3.10%
Capital Group Central Cash Fund 4.29% (h)	5,735	18,273,803	14,032,772	(889)	767	4,246,644	153,234
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.29% (h)(i)	76,142		60,427 (j)			15,715	— (k)
Total short-term securities						4,262,359
Total 3.82%				$(18,329)	$92,585	$5,226,695	$161,263
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B (a)(b)	5/6/2021	$7,726	$6,835	0.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	3,325	2,942	0.00 (l)
Total		$11,051	$9,777	0.01%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan.
(e)	Amount less than one thousand.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 8/31/2025.
(i)	Security purchased with cash collateral from securities on loan.
(j)	Represents net activity.
(k)	Dividend income is included with securities lending income and is not shown in this table.
(l)	Amount less than 0.01%.
Capital World Growth and Income Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to
Capital World Growth and Income Fund — Page 10 of 12

unaudited
period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$21,383,311	$7,847,100	$6,835	$29,237,246
Financials	11,377,751	10,518,585	— *	21,896,336
Industrials	9,572,728	12,151,897	—	21,724,625
Consumer discretionary	9,153,042	3,657,362	—	12,810,404
Communication services	7,039,876	5,055,199	—	12,095,075
Health care	7,616,492	2,351,126	—	9,967,618
Consumer staples	4,365,484	3,428,468	—	7,793,952
Materials	5,426,943	2,107,289	—	7,534,232
Energy	4,102,088	1,540,823	—	5,642,911
Utilities	1,273,787	883,822	—	2,157,609
Real estate	606,329	375,247	—	981,576
Preferred securities	415,033	—	2,942	417,975
Bonds, notes & other debt instruments	—	94,200	—	94,200
Short-term securities	4,321,760	—	—	4,321,760
Total	$86,654,624	$50,011,118	$9,777	$136,675,519
*
Amount less than one thousand.
Capital World Growth and Income Fund — Page 11 of 12

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-033-1025
Capital World Growth and Income Fund — Page 12 of 12